Expense Example - Invesco NASDAQ Next Gen 100 ETF - Invesco NASDAQ Next Gen 100 ETF	Oct. 07, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48